Organization (Narrative) (Details) - Sep. 30, 2019 ft² in Millions	property	ft²	employee	encumbered_property	state
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of properties	193			103
Number of states properties are located in | state					31
Rentable square feet | ft²		9.1
Number of employees | employee			0